Financial results - Schedule of other financial results (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Other Financial Results Abstract [Abstract]
Costs of early settlements of borrowings and amortized costs (Note 17.4)		$ (14,474)	$ (2,076)
Changes in the fair value of Warrants (Note 17.5.1)		(8,860)	6,840
Foreign currency exchange difference, net	$ (995)	3,005	(2,991)	$ (1,506)
Effect of discount of assets and liabilities at present value		(2,743)	(10)
Changes in the fair value of the financial assets	69	1,415	873	1,885
Interest expense leases (Note 2.2)			(1,561)
Unwinding of discount on asset retirement obligation (Note 21.1)	(233)	(897)	(1,723)	(815)
Others		(366)	(67)
Total other financial results	$ (1,159)	$ (22,920)	$ (715)	$ (436)